Quarterly Financial Information of the Operating Partnership (Schedule of Quarterly Financial Information) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenues																	$ 3,900,000
Net income																	(309,000)
BIOMED REALTY, L.P. [Member]
Total revenues	111,958,000	[1]	114,639,000	[1]	106,409,000	[1]	105,193,000	[1]	104,409,000	[1]	95,006,000	[1]	92,190,000	[1]	92,024,000	[1]	438,200,000	383,629,000	358,193,000
Net income	15,790,000	[1]	8,861,000	[1]	7,852,000	[1]	9,737,000	[1]	12,562,000	[1]	8,735,000	[1]	8,093,000	[1]	8,219,000	[1]	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests																	44,000	48,000	64,000
Net Income Available to Unitholders	$ 8,000	[1]	$ 5,000	[1]	$ 14,000	[1]	$ 18,000	[1]	$ 10,000	[1]	$ 18,000	[1]	$ 14,000	[1]	$ 6,000	[1]	$ 26,560,000	$ 22,399,000	$ 43,291,000
Net Income per Unit Attributable to Unitholders, Basic and Diluted	$ (3,651,000)	[1]	$ (3,901,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ 0.19	$ 0.19	$ 0.45

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.